Shareholders' Equity (Stock Options Activity Roll Forward) (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Options
Outstanding at beginning of period (in shares) | shares	20,577
Replacement awards granted in connection with acquisitions (in shares) | shares	566
Granted (in shares) | shares	610
Exercised (in shares) | shares	(7,101)
Forfeited or expired (in shares) | shares	(2,856)
Outstanding at end of period (in shares) | shares	11,796
Exercisable at end of period (in shares) | shares	11,023
Exercisable and expected to vest at end of period (in shares) | shares	11,755
Wtd. Avg. Exercise Price Per Share
Outstanding at beginning of period (in usd per share) | $ / shares	$ 34.89
Replacement awards granted in connection with acquisitions (in usd per share) | $ / shares	36.12
Granted (in usd per share) | $ / shares	32.10
Exercised (in usd per share) | $ / shares	34.87
Forfeited or expired (in usd per share) | $ / shares	40.64
Outstanding at end of period (in usd per share) | $ / shares	33.42
Exercisable at end of period (in usd per share) | $ / shares	33.36
Exercisable and expected to vest at end of period (in usd per share) | $ / shares	$ 33.42
Aggregate Intrinsic Value, Outstanding at end of period | $	$ 166
Aggregate Intrinsic Value, Exercisable at end of period | $	156
Aggregate Intrinsic Value, Exercisable and expected to vest at end of period | $	$ 166
Wtd. Avg. Remaining Contractual Life, Outstanding at end of period (in yrs)	3 years 5 months 19 days
Wtd. Avg. Remaining Contractual Life, Exercisable at end of period (in yrs)	3 years 1 month 9 days
Wtd. Avg. Remaining Contractual Life, Exercisable and expected to vest at end of period (in yrs)	3 years 5 months 15 days